Note 17 - Net (Loss) Earnings Per Common Share (Details) - Reconciliation Of The Denominator Used to Calculate Earnings Per Common Share	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 17 - Net (Loss) Earnings Per Common Share (Details) - Reconciliation Of The Denominator Used to Calculate Earnings Per Common Share [Line Items]
Shares issued and outstanding at beginning of period	30,070,104	29,941,254	30,318,274
Issued during the period	2,968,064	250,868	218,418
Repurchased during the period	(110,455)	(165,703)	(443,081)
Weighted average number of shares used in computing basic earnings per share	32,927,713	30,026,419	30,093,611
Number of shares used in computing diluted earnings per share	33,262,299	30,375,950	30,551,015
Denominator [Member]
Note 17 - Net (Loss) Earnings Per Common Share (Details) - Reconciliation Of The Denominator Used to Calculate Earnings Per Common Share [Line Items]
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	334,586	349,531	457,404